Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($) aircraft shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) aircraft shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($)
Product Information [Line Items]
Accounts receivable, allowance for credit losses	$ 80		$ 80		$ 80	$ 82
Notes receivable, allowance for credit losses	$ 827		$ 827		2,558	0
Preferred stock, shares outstanding (in shares) | shares	50,510		50,510
Loss (Gain) on aircraft held for sale	$ 3,480	$ (9,570)	$ 4,897	$ (12,435)
Aircraft held for sale, current portion	18,867		18,867		0
Aircraft held for sale, non-current portion	6,724		6,724		0
Capitalized sales commissions	348	376	885	919	1,315	1,053
Contract acquisition costs, current	633		633		514	290
Contract acquisition costs, noncurrent	706		706		631	484
Amortization of contract costs	274	$ 219	821	$ 558	$ 827	$ 653
Gulfstream GIV Aircrafts | Disposal Group, Held-for-Sale, Not Discontinued Operations
Product Information [Line Items]
Aircraft held for sale, current portion	18,867		18,867
Aircraft held for sale, non-current portion	$ 6,724		$ 6,724
Number of aircraft held-for-sale | aircraft	6		6		0